UNAUDITED CONDENSED CONSOLIDATED BALANCE SHEETS - USD ($)	Sep. 30, 2025	Mar. 31, 2025
CURRENT ASSETS:
Cash and cash equivalents (including amounts of the consolidated VIEs of $2,287,645 and $3,745,251 as of September 30, 2025 and March 31, 2025, respectively)	$ 4,004,126	$ 7,600,300
Restricted cash (including amounts of the consolidated VIEs of $140 and $138 as of September 30, 2025 and March 31, 2025, respectively)	140	138
Short-term investments (including amounts of the consolidated VIEs of $1,989,475 and $3,093,976 as of September 30, 2025 and March 31, 2025, respectively)	1,989,712	3,094,208
Inventories, net (including amounts of the consolidated VIEs of $1,787,072 and $1,584,425 as of September 30, 2025 and March 31, 2025, respectively)	2,254,471	1,800,020
Due from related parties (including amounts of the consolidated VIEs of $1,322,071 and $1,240,828 as of September 30, 2025 and March 31, 2025, respectively)	3,418,847	3,197,017
Long-term accounts receivable, net - current portion (including amounts of the consolidated VIEs of $84,279 and $82,681 as of September 30, 2025 and March 31, 2025, respectively)	84,279	82,681
Long-term other receivable, net - current portion (including amounts of the consolidated VIEs of $64,383 and $89,050 as of September 30, 2025 and March 31, 2025, respectively)	64,383	89,050
Finance receivables, net - current portion (including amounts of the consolidated VIEs of $55,328 and $70,801 as of September 30, 2025 and March 31, 2025, respectively)	55,328	70,801
Prepaid expenses and other current assets, net (including amounts of the consolidated VIEs of $1,513,193 and $1,112,065 as of September 30, 2025 and March 31, 2025, respectively)	1,941,725	1,363,793
TOTAL CURRENT ASSETS	21,524,230	22,971,221

Property and equipment, net (including amounts of the consolidated VIEs of $290,415 and $352,212 as of September 30, 2025 and March 31, 2025, respectively)	379,438	385,415
Right-of-use assets, net (including amounts of the consolidated VIEs of $104,472 and $104,390 as of September 30, 2025 and March 31, 2025, respectively)	377,626	434,188
Deferred tax assets, net (including amounts of the consolidated VIEs of $6,375 and $5,613 as of September 30, 2025 and March 31, 2025, respectively)	6,375	5,613
Long-term other receivable, net - non-current portion (including amounts of the consolidated VIEs of $414,589 and $591,803 as of September 30, 2025 and March 31, 2025, respectively)	414,589	591,803
Finance receivables, net - non-current portion (including amounts of the consolidated VIEs of $41,724 and $46,852 as of September 30, 2025 and March 31, 2025, respectively)	41,724	46,852
Other non-current assets, net (including amounts of the consolidated VIEs of $211,371 and $374,201 as of September 30, 2025 and March 31, 2025, respectively)	211,371	374,201
TOTAL NONCURRENT ASSETS	1,431,123	1,838,072
TOTAL ASSETS	22,955,353	24,809,293
CURRENT LIABILITIES:
Short-term bank loan (including amounts of the consolidated VIEs of $140,445 and $137,781 as of September 30, 2025 and March 31, 2025, respectively)	140,445	137,781
Convertible note payable (including amounts of the consolidated VIEs of $nil and $nil as of September 30, 2025 and March 31, 2025, respectively)	1,769,482	2,391,945
Derivative liability (including amounts of the consolidated VIEs of $nil and $nil as of September 30, 2025 and March 31, 2025, respectively)	293,641	2,032,530
Deferred revenue (including amounts of the consolidated VIEs of $950,081 and $876,905 as of September 30, 2025 and March 31, 2025, respectively)	1,092,527	999,182
Payroll payable (including amounts of the consolidated VIEs of $255,727 and $223,035 as of September 30, 2025 and March 31, 2025, respectively)	327,940	294,669
Taxes payable (including amounts of the consolidated VIEs of $237,176 and $251,185 as of September 30, 2025 and March 31, 2025, respectively)	240,324	218,342
Accrued expenses and other current liabilities (including amounts of the consolidated VIEs of $101,046 and $90,676 as of September 30, 2025 and March 31, 2025, respectively)	131,355	233,883
Deferred tax liabilities (including amounts of the consolidated VIEs of $5,281 and $6,413 as of September 30, 2025 and March 31, 2025, respectively)	5,843	6,964
Operating lease liabilities - current portion (including amounts of the consolidated VIEs of $163,112 and $150,615 as of September 30, 2025 and March 31, 2025, respectively)	292,072	275,213
TOTAL CURRENT LIABILITIES	6,073,389	7,866,443

Operating lease liabilities - non-current portion (including amounts of the consolidated VIEs of $69,200 and $64,797 as of September 30, 2025 and March 31, 2025, respectively)	202,158	258,974
TOTAL NONCURRENT LIABILITIES	296,256	385,733
TOTAL LIABILITIES	6,369,645	8,252,176
COMMITMENTS AND CONTINGENCIES	0	0
SHAREHOLDERS’ EQUITY
Additional paid-in capital	21,062,521	13,754,806
Statutory reserves	647,250	646,794
Accumulated deficits	(10,370,735)	(3,069,137)
Accumulated other comprehensive loss	(687,330)	(864,735)
TOTAL SHAREHOLDERS’ EQUITY	10,654,676	10,470,098
Non-controlling interest	5,931,032	6,087,019
TOTAL EQUITY	16,585,708	16,557,117
TOTAL LIABILITIES AND EQUITY	22,955,353	24,809,293
Class A ordinary share
SHAREHOLDERS’ EQUITY
Ordinary shares, value	2,384	1,784
Class B ordinary share
SHAREHOLDERS’ EQUITY
Ordinary shares, value	586	586
Nonrelated Party
CURRENT ASSETS:
Accounts receivable, net	4,629,500	3,976,391
Advance to vendors, net	2,691,484	1,451,280
CURRENT LIABILITIES:
Accounts payable	1,381,281	1,003,053
Related Party
CURRENT ASSETS:
Accounts receivable, net	77,818	245,492
Advance to vendors, net	312,417	50
Due from related parties (including amounts of the consolidated VIEs of $1,322,071 and $1,240,828 as of September 30, 2025 and March 31, 2025, respectively)	3,418,847	3,197,017
CURRENT LIABILITIES:
Accounts payable	24,137	140,261
Due to related parties (including amounts of the consolidated VIEs of $106,012 and $121,825 as of September 30, 2025 and March 31, 2025, respectively)	374,342	132,620

Due to a related party - non-current (including amounts of the consolidated VIEs of $nil and $nil as of September 30, 2025 and March 31, 2025, respectively)	$ 94,098	$ 126,759